MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND          Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 1999              New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual letter to shareholders of Morgan Stanley Dean Witter Small Cap Growth Fund, formerly TCW/DW Small Cap Growth Fund, for the six-month period ended August 31, 1999.

At a special meeting held on June 8, 1999, shareholders of TCW/DW Small Cap Growth Fund approved several proposals (see below) related to an overall consolidation of the TCW/DW Family of Funds and the Morgan Stanley Dean Witter Family of Funds. Accordingly, on June 28, 1999, TCW/DW Small Cap Growth Fund became part of the Morgan Stanley Dean Witter Family of Funds and was renamed Morgan Stanley Dean Witter Small Cap Growth Fund.

Among the proposals approved by shareholders were a new investment management agreement between the Fund and Morgan Stanley Dean Witter Advisors Inc. (MSDW Advisors) and a new sub-advisory agreement between MSDW Advisors and TCW Funds Management, Inc. (TCW). Under the new investment management agreement, MSDW Advisors serves as the investment manager for the Fund. The advisory fee rate that MSDW Advisors charges the Fund is identical to the total aggregate fee rate that was in effect under the previous management and advisory agreements. In return for the services that TCW will render under the new sub-advisory agreement, MSDW Advisors pays TCW monthly compensation equal to 40 percent of the compensation it receives under the new investment management agreement.

PERFORMANCE

For the six-month period ended August 31, 1999, the Fund's Class B shares returned 23.27 percent compared to 14.44 percent for the Lipper Small Cap Funds Index and 9.91 percent for the Russell 2000 Small Stock Index. For the same period the Fund's Class A, C and D shares returned 23.58 percent, 23.12 percent and 23.77 percent, respectively. The performance of the Fund's four share classes varies because of differing

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND expenses. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

MARKET OVERVIEW

The past six months have in many ways been the mirror image of the six months prior. Today the biggest concerns facing investors are an overheated economy and the fear of renewed inflation triggering higher interest rates. A year ago foreign economies were falling apart, rising interest-rate spreads led to the near-collapse of a major hedge fund, the profit outlook was deteriorating rapidly and fears of deflation were rampant.

Domestic equity markets continued to experience volatility during the period under review. After a sharp rebound in smaller and value-oriented securities in April, the markets returned to a focus on big company growth. Several of the various major indexes reached all-time highs, driven by a selective few securities, while at the same time the averages showed signs of internal deterioration. The rise in short-term and long-term interest rates over the summer raised fears of the Federal Reserve tightening credit policy further.

SMALL-CAP MARKET OVERVIEW

By mid-August, on fears of a Federal Reserve interest rate increase and a sharp slowdown in the growth of the money supply, the average Nasdaq stock was down 30 percent from its 52-week high. After the August rate hike, stocks responded very strongly, on the belief that this would be the last increase of the year. However, it would not take much, in the form of either positive or negative news from the central bank, to have a short-term impact on stock market valuations.

PORTFOLIO STRATEGY

Consistent with the Fund's investment strategy, TCW has spent little time trying to predict macroeconomic events and instead continues to focus on finding growing, high-quality companies in the most attractive industries. The Fund is managed with a "bottom up" approach designed to create a portfolio of companies that TCW believes will grow at a rate faster than Wall Street's expectations. One reason TCW focuses less on the macroeconomic environment is that the companies the Fund owns are ones TCW believes are generally benefiting from powerful shifts in existing industries and the creation of new industries. TCW believes that fundamental changes such as these are not easily derailed by changes in the rate of economic growth or interest rates.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

The Fund's outperformance relative to the Russell 2000 Index can be attributed to the strong performance of several of the Fund's largest holdings, such as Gemstar, Citrix, Legato, Siebel Systems, Maxim and HNC Software. Despite a rocky period for Internet stocks in general, some of the portfolio's best performers were in this sector. In particular, Exodus, Verio and Verisign were among the biggest contributors to overall Fund performance. TCW believes these companies are members of a class of high-quality, high-growth Internet infrastructure companies.

Throughout the Fund's portfolio, TCW saw an extraordinary amount of merger and acquisition activity in the past six months. No fewer than six of the Fund's holdings were acquired, including Healthcare Financial Partners, GeoTel Communications and Outdoor Systems. This activity highlights not only the attractive valuations of the companies in which the Fund invests but also their strategic value. Most notably, there was a high level of merger and acquisition activity in the Internet sector. Telebanc was acquired by E-Trade, Abacus Direct was acquired by DoubleClick and Broadcast.com was acquired by Yahoo. Leadership within the Internet sector continues to consolidate, as evidenced by the merger and acquisition activity witnessed so far this year. TCW expects more transactions among Internet companies as strategic and irreplaceable assets consolidate into the hands of the leading companies. As TCW usually sells positions in companies that have been acquired, acquisition activity typically will lead to an increase in portfolio turnover.

LOOKING AHEAD

As the Fund heads into the final quarter of 1999, TCW's focus continues to be on identifying the highest-quality small-cap growth companies believed to possess the ability to consistently exceed Wall Street's expectations for growth, profitability and earnings. In the short term, changes in interest rates could have a negative impact on performance, as they did at times this summer. Longer term, TCW believes it is the superior earnings growth potential of the companies in which the Fund seeks to invest that will drive performance.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

We appreciate your ongoing support of Morgan Stanley Dean Witter Small Cap Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On June 8, 1999, a special meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND MORGAN STANLEY DEAN WITTER ADVISORS INC.:

For.........................................................  6,375,371
Against.....................................................    155,976
Abstain.....................................................    694,507

(2) APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN MORGAN STANLEY DEAN WITTER ADVISORS INC. AND TCW FUNDS MANAGEMENT, INC.:

For.........................................................  6,344,040
Against.....................................................    167,433
Abstain.....................................................    714,381

(3) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  6,847,587
Withheld....................................................    378,267
Charles A. Fiumefreddo
For.........................................................  6,854,600
Withheld....................................................    371,254
Edwin J. Garn
For.........................................................  6,860,795
Withheld....................................................    365,059
Wayne E. Hedien
For.........................................................  6,864,015
Withheld....................................................    361,839
Manuel H. Johnson
For.........................................................  6,847,164
Withheld....................................................    378,690
Michael E. Nugent
For.........................................................  6,868,101
Withheld....................................................    357,753
Philip J. Purcell
For.........................................................  6,860,462
Withheld....................................................    365,392
John L. Schroeder
For.........................................................  6,834,079
Withheld....................................................    391,775

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

FUND PERFORMANCE August 31, 1999

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (7/28/97)  24.35(1)   21.18(2)
1 Year                     79.44(1)   70.02(2)

                   CLASS B+
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (8/2/93)   18.57(1)   18.57(2)
1 Year                     78.30(1)   73.30(2)
5 Years                    25.04(1)   24.88(2)

                  CLASS C++
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (7/28/97)  23.41(1)    23.41(2)
1 Year                     78.17(1)    77.17(2)

                   CLASS D#
----------------------------------------------
PERIOD ENDED 8/31/99
-------------------------
Since Inception (7/28/97)  24.62(1)
1 Year                     79.92(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
++   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (98.4%)
            Accident & Health Insurance (0.3%)
  56,500    Provident American Corp.*....  $    981,687
                                           ------------

            Advertising (1.8%)
 112,407    Outdoor Systems, Inc.*.......     3,632,151
 111,100    Snyder Communications,
             Inc.*.......................     2,263,662
  24,700    Wink Communications, Inc.*...     1,004,981
                                           ------------
                                              6,900,794
                                           ------------

            Agricultural Chemicals (0.2%)
 106,000    Eco Soil Systems, Inc.*......       735,375
                                           ------------

            Biotechnology (1.1%)
  70,000    Alkermes, Inc.*..............     2,590,000
  71,800    GelTex Pharmaceuticals,
             Inc.*.......................       960,325
  31,000    Pharmacyclics, Inc.*.........       871,875
                                           ------------
                                              4,422,200
                                           ------------
            Broadcasting (4.5%)
  77,700    Citadel Communications
             Corp.*......................     2,879,756
 118,100    Clear Channel Communications,
             Inc.*.......................     8,274,381
  40,700    Cox Radio, Inc. (Class A)*...     2,157,100
  29,500    Emmis Broadcasting Corp.
             (Class A)*..................     1,666,750
  66,700    Radio One, Inc.*.............     2,776,387
                                           ------------
                                             17,754,374
                                           ------------

            Catalog/Specialty Distribution (1.1%)
  61,100    barnesandnoble.com, Inc.*....     1,042,519
  33,000    Drugstore.com, Inc.*.........     1,975,875
 165,500    E4L, Inc.*...................       724,062
  60,100    Value America, Inc.*.........       634,806
                                           ------------
                                              4,377,262
                                           ------------

            Clothing/Shoe/Accessory Stores (1.4%)
  60,400    AnnTaylor Stores Corp.*......     2,000,750
 104,700    Pacific Sunwear of
             California, Inc.*...........     2,434,275
  67,500    Too, Inc.*...................     1,185,469
                                           ------------
                                              5,620,494
                                           ------------
            Computer Communications (1.1%)
  85,800    Ancor Communications,
             Inc.*.......................     2,273,700
  41,700    TranSwitch Corp.*............     2,071,969
                                           ------------
                                              4,345,669
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Computer Software (21.8%)
  61,900    CBT Group PLC (ADR)
             (Ireland)*..................  $  1,299,900
 422,700    Citrix Systems, Inc.*........    24,067,481
  29,700    Great Plains Software,
             Inc.*.......................     1,382,906
 252,000    HNC Software, Inc.*..........     9,166,500
  41,400    Informatica Corp.*...........     2,282,175
 344,600    Legato Systems, Inc.*........    14,839,338
  25,000    Macromedia, Inc.*............       989,062
  60,000    Mercury Interactive Corp.*...     2,861,250
  82,000    Micromuse Inc.*..............     4,679,125
  27,200    Mission Critical Software,
             Inc.*.......................     1,101,600
  55,500    NEON Systems, Inc.*..........     1,748,250
   8,400    NetIQ Corp.*.................       248,850
   3,200    Packeteer, Inc.*.............       118,200
 148,100    Peregine Systems, Inc.*......     4,878,044
  78,600    Pervasive Software, Inc.*....     1,670,250
 174,800    Siebel Systems, Inc.*........    11,995,650
  59,000    TIBCO Software, Inc.*........     1,593,000
  28,900    USinternetworking, Inc.*.....       433,500
                                           ------------
                                             85,355,081
                                           ------------

            Construction/Agricultural
             Equipment/Trucks (0.4%)
  45,900    Astec Industries, Inc.*......     1,554,862
                                           ------------

            Discount Chains (0.5%)
  57,175    Dollar Tree Stores, Inc.*....     1,883,202
                                           ------------

            Diversified Commercial Services (9.7%)
  20,500    Abacus Direct Corp.*.........     2,082,031
  39,700    Concur Technologies, Inc.*...       982,575
 138,200    Corporate Executive Board
             Co.*........................     4,837,000
 248,000    Dendrite International,
             Inc.*.......................    10,276,500
  56,800    Exchange Applications,
             Inc.*.......................     1,682,700
  59,300    HotJobs.com, Ltd.*...........     1,482,500
  51,400    Lason, Inc.*.................     2,322,637
 204,500    MAXIMUS, Inc.*...............     7,080,812
  71,800    ProBusiness Services,
             Inc.*.......................     1,920,650
  45,200    Romac International, Inc.*...       327,700
  33,400    Scient Corp.*................     2,108,375
  70,600    Viant Corp.*.................     2,612,200
                                           ------------
                                             37,715,680
                                           ------------

            Diversified Electronic Products (6.2%)
 325,000    Gemstar International Group
             Ltd. (Virgin Islands)*......    22,404,687
  58,600    Macrovision Corp.............     1,904,500
                                           ------------
                                             24,309,187
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            E.D.P. Services (5.0%)
  41,300    Concord Communications,
             Inc.*.......................  $  1,522,937
 290,480    CSG Systems International,
             Inc.*.......................     6,553,955
 122,900    International Integration
             Inc.*.......................     2,788,294
  82,200    Pegasus Systems, Inc.*.......     2,948,925
  13,500    Technology Solutions Co......       161,156
 206,500    Whittman-Hart, Inc.*.........     5,433,531
                                           ------------
                                             19,408,798
                                           ------------

            Electronic Components (0.6%)
  36,400    Power Integrations, Inc.*....     2,466,100
                                           ------------

            Electronic Production Equipment (1.0%)
  54,300    Cymer, Inc.*.................     1,886,925
  83,200    Varian Semiconductor
             Equipment Associates,
             Inc.*.......................     1,887,600
                                           ------------
                                              3,774,525
                                           ------------

            Engineering & Construction (0.4%)
  52,300    Dycom Industries, Inc.*......     1,614,762
                                           ------------
            Finance Companies (0.7%)
 101,800    NextCard, Inc.*..............     2,506,825
                                           ------------

            Internet Services (22.3%)
  29,100    Agile Software Co.*..........     1,449,544
   4,500    Commerce One, Inc............       200,250
  51,400    Critical Path, Inc...........     1,734,750
  79,000    Digex, Inc...................     2,636,625
 337,200    Exodus Communications,
             Inc.*.......................    27,060,300
 168,500    GoTo.com, Inc.*..............     6,097,594
  97,800    InfoSpace.com, Inc.*.........     4,498,800
  44,200    Lycos, Inc.*.................     1,795,625
  30,200    Mpath Interactive, Inc.*.....       356,738
  65,500    Online Resources &
             Communications Corp.*.......     1,170,813
  38,400    Proxicom, Inc.*..............     1,740,000
  65,200    Quest Software, Inc.*........     2,730,250
  66,500    Ramp Networks, Inc.*.........     1,197,000
  62,100    Software.com, Inc.*..........     2,821,669
 248,400    Verio Inc.*..................     9,221,850
  93,000    VeriSign, Inc.*..............    10,073,063
  42,200    VerticalNet, Inc.*...........     1,450,625
  20,000    Vignette Corp.*..............     1,355,000
  64,268    Yahoo! Inc.*.................     9,471,497
                                           ------------
                                             87,061,993
                                           ------------

            Investment Bankers/Brokers/Services (1.3%)
 204,600    E*TRADE Group, Inc.*.........     5,102,213
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Medical Specialties (1.4%)
 200,400    Diametrics Medical, Inc.*....  $  1,114,725
  80,600    Perclose, Inc.*..............     4,236,538
  28,200    Safeskin Corp.*..............       223,838
                                           ------------
                                              5,575,101
                                           ------------

            Medical/Nursing Services (0.9%)
 148,000    Laser Vision Centers,
             Inc.*.......................     3,524,250
                                           ------------

            Movies/Entertainment (2.3%)
  62,400    Championship Auto Racing
             Teams, Inc.*................     2,070,900
  85,350    SFX Entertainment, Inc.
             (Class A)*..................     3,515,353
  89,300    Westwood One, Inc.*..........     3,426,888
                                           ------------
                                              9,013,141
                                           ------------

            Other Consumer Services (0.3%)
  31,300    Cheap Tickets, Inc.*.........     1,150,275
   3,700    InsWeb Corp.*................       118,400
     600    MP3.com, Inc.*...............        20,475
                                           ------------
                                              1,289,150
                                           ------------

            Other Specialty Stores (3.1%)
 201,400    Bed Bath & Beyond, Inc.*.....     5,525,913
 102,100    Cost Plus, Inc.*.............     4,517,925
  62,400    Linens 'N Things, Inc.*......     2,137,200
                                           ------------
                                             12,181,038
                                           ------------

            Other Telecommunications (1.5%)
  71,000    AT&T Canada Inc. (Canada)*...     4,295,500
 116,200    Convergent Communications,
             Inc.*.......................     1,401,663
                                           ------------
                                              5,697,163
                                           ------------

            Printing/Forms (0.1%)
  44,400    Applied Graphics
             Technologies, Inc.*.........       396,825
                                           ------------

            Real Estate (0.5%)
  21,800    CB Richard Ellis Services,
             Inc.*.......................       272,500
 114,000    Trammell Crow Co.*...........     1,624,500
                                           ------------
                                              1,897,000
                                           ------------
            Savings & Loan Associations (0.7%)
 121,000    Telebanc Financial Corp.*....     2,843,500
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Semiconductors (5.7%)
 124,300    Maxim Integrated Products,
             Inc.*.......................  $  8,359,175
  70,500    Micrel, Inc.*................     5,393,250
  66,500    MIPS Technologies, Inc.
             (Class A)*..................     2,269,313
  90,000    Semtech Corp.*...............     6,288,750
                                           ------------
                                             22,310,488
                                           ------------

            Services to the Health Industry (0.5%)
  57,900    MedQuist Inc.*...............     2,001,169
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $199,959,331)................   384,619,908
                                           ------------
            SHORT-TERM INVESTMENT (1.2%)
            REPURCHASE AGREEMENT
$  4,832    The Bank of New York 5.50%
             due 09/01/99 (dated
             08/31/99; proceeds
             $4,833,145)(a)
             (Identified Cost
             $4,832,406).................  $  4,832,406
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------


TOTAL INVESTMENTS
(Identified Cost
$204,791,737)(b)................   $99.6%  $389,452,314


OTHER ASSETS IN EXCESS
OF LIABILITIES.....................   0.4     1,497,691
                                     ----  ------------


NET ASSETS.......................  100.0%  $390,950,005
                                   ======  ============

---------------------
ADR American Depository Receipt.
 *  Non-income producing security.
(a) Collateralized by $1,461,388 U.S. Treasury Note 5.125% due 8/31/00 valued at $1,455,223 and 7,166,000 U.S. Treasury Note 0.00% due 08/15/10 valued at
    $3,473,832.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $196,729,516 and the aggregate gross unrealized depreciation is $12,068,939, resulting in net unrealized appreciation of $184,660,577.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $204,791,737).............................  $389,452,314
Receivable for:
    Investments sold........................................     3,782,081
    Shares of beneficial interest sold......................       823,186
Prepaid expenses and other assets...........................       157,649
                                                              ------------
    TOTAL ASSETS............................................   394,215,230
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     1,934,845
    Shares of beneficial interest repurchased...............       707,354
    Investment advisory fee.................................       323,956
    Plan of distribution fee................................       266,328
Accrued expenses and other payables.........................        32,742
                                                              ------------
    TOTAL LIABILITIES.......................................     3,265,225
                                                              ------------
    NET ASSETS..............................................  $390,950,005
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $173,023,609
Net unrealized appreciation.................................   184,660,577
Accumulated net investment loss.............................    (3,630,117)
Accumulated undistributed net realized gain.................    36,895,936
                                                              ------------
    NET ASSETS..............................................  $390,950,005
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $6,832,661
Shares Outstanding (unlimited authorized, $.01 par value)...       245,655
    NET ASSET VALUE PER SHARE...............................        $27.81
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $29.35
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $377,432,684
Shares Outstanding (unlimited authorized, $.01 par value)...    13,784,725
    NET ASSET VALUE PER SHARE...............................        $27.38
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $4,642,475
Shares Outstanding (unlimited authorized, $.01 par value)...       169,676
    NET ASSET VALUE PER SHARE...............................        $27.36
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $2,042,185
Shares Outstanding (unlimited authorized, $.01 par value)...        73,080
    NET ASSET VALUE PER SHARE...............................        $27.94
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS
For the six months ended August 31, 1999 (unaudited)
NET INVESTMENT LOSS:
INCOME
Interest.................................................... $   125,864
Dividends...................................................         708
                                                              ----------
    TOTAL INCOME............................................     126,572
                                                              ----------

EXPENSES
Plan of distribution fee (Class A shares)...................       5,410
Plan of distribution fee (Class B shares)...................   1,472,725
Plan of distribution fee (Class C shares)...................      17,399
Investment management fee...................................     704,641
Management fee..............................................     675,182
Investment advisory fee.....................................     450,121
Transfer agent fees and expenses............................     239,773
Trustees' fees and expenses.................................      75,477
Shareholder reports and notices.............................      31,684
Professional fees...........................................      29,940
Custodian fees..............................................      22,715
Registration fees...........................................      17,160
Other.......................................................      14,462
                                                              ----------
    TOTAL EXPENSES..........................................   3,756,689
                                                              ----------

    NET INVESTMENT LOSS.....................................  (3,630,117)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................  37,629,540
Net change in unrealized appreciation.......................  40,316,742
                                                              ----------

    NET GAIN................................................  77,946,282
                                                              ----------

NET INCREASE................................................ $74,316,165
                                                              ==========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED           ENDED
                                                      AUGUST 31, 1999    FEBRUARY 28, 1999
------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.................................    $ (3,630,117)      $ (6,603,169)
Net realized gain...................................      37,629,540         12,853,310
Net change in unrealized appreciation...............      40,316,742         18,442,746
                                                        ------------       ------------

    NET INCREASE....................................      74,316,165         24,692,887
                                                        ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares......................................        (123,422)          --
Class B shares......................................      (9,774,246)          --
Class C shares......................................         (97,423)          --
Class D shares......................................            (402)          --
                                                        ------------       ------------

    TOTAL DISTRIBUTIONS.............................      (9,995,493)          --
                                                        ------------       ------------
Net decrease from transactions in shares of
 beneficial interest................................        (984,301)       (38,954,929)
                                                        ------------       ------------

    NET INCREASE (DECREASE).........................      63,336,371        (14,262,042)

NET ASSETS:
Beginning of period.................................     327,613,634        341,875,676
                                                        ------------       ------------

    END OF PERIOD
    (Including a net investment loss of
    $3,630,117 and $0, respectively)................    $390,950,005       $327,613,634
                                                        ============       ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Small Cap Growth Fund (the "Fund"), formerly TCW/DW Small Cap Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or TCW Funds Management, Inc. (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon,

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to a new Investment Management Agreement that took effect June 28, 1999, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's Investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a new Sub-Advisory Agreement that took effect June 28, 1999 between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Prior to June 28, 1999, pursuant to a Management Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Former Manager"), the Fund paid the Former Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintained certain of the Fund's books and records and furnished, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and paid the salaries of all personnel, including officers of the Fund who were employees of the Manager. The Manager also bore the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Prior to June 28, 1999, pursuant to an Investment Advisory Agreement with the current Sub-Advisor, the Fund paid an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund had retained the current Sub-Advisor to invest the Fund's assets, including placing orders for the purchase and sale of portfolio

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

securities. The current Sub-Advisor obtained and evaluated such information and advice relating to the economy, securities markets, and specific securities as it considered necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the current Sub-Advisor paid the salaries of all personnel, including officers of the Fund, who were employees of the current Sub-Advisor.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charged has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $12,706,271 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1999 it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $398,087 and $4,678, respectively and received $10,609 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $148,839,995 and $159,935,256, respectively.

For the six months ended August 31, 1999, the Fund incurred brokerage commissions of $96,007 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   AUGUST 31, 1999                FEBRUARY 28, 1999
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   -------------
CLASS A SHARES
Sold........................................................     283,895   $  7,790,623          116,536   $   2,511,381
Reinvestment of distributions...............................       3,086         80,460               --              --
Redeemed....................................................    (147,260)    (4,069,472)         (23,647)       (450,535)
                                                              ----------   ------------       ----------   -------------
Net increase - Class A......................................     139,721      3,801,611           92,889       2,060,846
                                                              ----------   ------------       ----------   -------------
CLASS B SHARES
Sold........................................................   1,333,164     34,761,336        4,486,194      90,833,133
Reinvestment of distributions...............................     352,551      9,057,027               --              --
Redeemed....................................................  (2,019,629)   (51,984,986)      (6,527,001)   (133,486,471)
                                                              ----------   ------------       ----------   -------------
Net decrease - Class B......................................    (333,914)    (8,166,623)      (2,040,807)    (42,653,338)
                                                              ----------   ------------       ----------   -------------
CLASS C SHARES
Sold........................................................      85,891      2,277,618          108,755       2,343,245
Reinvestment of distributions...............................       3,587         92,124               --              --
Redeemed....................................................     (36,334)      (953,414)         (35,976)       (705,682)
                                                              ----------   ------------       ----------   -------------
Net increase - Class C......................................      53,144      1,416,328           72,779       1,637,563
                                                              ----------   ------------       ----------   -------------
CLASS D SHARES
Sold........................................................      76,034      2,059,825               --              --
Reinvestment of distributions...............................          15            402               --              --
Redeemed....................................................      (3,522)       (95,844)              --              --
                                                              ----------   ------------       ----------   -------------
Net increase - Class D......................................      72,527      1,964,383               --              --
                                                              ----------   ------------       ----------   -------------
Net decrease in Fund........................................     (68,522)  $   (984,301)      (1,875,139)  $ (38,954,929)
                                                              ==========   ============       ==========   =============

6. FEDERAL INCOME TAX STATUS

As of February 28, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                                FOR THE SIX        FOR THE YEAR        JULY 28, 1997*
                                                               MONTHS ENDED            ENDED               THROUGH
                                                              AUGUST 31, 1999    FEBRUARY 28, 1999    FEBRUARY 28, 1998
-----------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $23.13              $21.18               $18.12
                                                                  ------              ------               ------

Income (loss) from investment operations:
 Net investment loss........................................       (0.19)              (0.29)               (0.15)
 Net realized and unrealized gain...........................        7.77                2.24                 3.21
                                                                  ------              ------               ------

Total income from investment operations.....................        7.58                1.95                 3.06
                                                                  ------              ------               ------

Less distributions from net realized gain...................       (2.90)                 --                   --
                                                                  ------              ------               ------

Net asset value, end of period..............................      $27.81              $23.13               $21.18
                                                                  ======              ======               ======

TOTAL RETURN+...............................................       23.58 %(1)           9.21 %              16.89 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.48 %(2)(3)        1.50 %(3)            1.52 %(2)
Net investment loss.........................................       (1.41)%(2)(3)       (1.40)%(3)           (1.32)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $6,833              $2,450                     $276

Portfolio turnover rate.....................................          41%(1)              51%                  61 %(1)

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

                                                      FOR THE SIX                     FOR THE YEAR ENDED FEBRUARY 28,
                                                     MONTHS ENDED         -------------------------------------------------------
                                                   AUGUST 31, 1999++       1999++       1998**++     1997      1996*       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............        $22.84             $21.08        $15.73    $ 16.24    $  9.90    $10.30
                                                         ------             ------        ------    -------    -------    ------

Income (loss) from investment operations:
 Net investment loss.............................         (0.26)             (0.43)        (0.37)     (0.26)     (0.19)    (0.18)
 Net realized and unrealized gain (loss).........          7.70               2.19          5.72      (0.25)      6.53     (0.22)
                                                         ------             ------        ------    -------    -------    ------

Total income (loss) from investment operations...          7.44               1.76          5.35      (0.51)      6.34     (0.40)
                                                         ------             ------        ------    -------    -------    ------

Less distributions from net realized gain........         (2.90)                --            --         --         --        --
                                                         ------             ------        ------    -------    -------    ------

Net asset value, end of period...................        $27.38             $22.84        $21.08    $ 15.73    $ 16.24    $ 9.90
                                                         ======             ======        ======    =======    =======    ======

TOTAL RETURN+....................................         23.27%(1)           8.35%        34.01%     (3.14)%    64.04%    (3.88)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................          2.05 %(2)(3)       2.18%(3)      2.25%      2.15%      2.32%     2.57%
Net investment loss..............................         (1.98)%(2)(3)      (2.08)%(3)    (2.05)%    (1.70)%    (1.75)%   (2.04)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........      $377,433           $322,489      $340,665   $268,783   $153,366   $69,984

Portfolio turnover rate..........................            41 %(1)            51%           61%        42%        52%      116%

---------------------
 *   Year ended February 29.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                           FOR THE PERIOD
                                                                FOR THE SIX          FOR THE YEAR          JULY 28, 1997*
                                                               MONTHS ENDED              ENDED                 THROUGH
                                                              AUGUST 31, 1999      FEBRUARY 28, 1999      FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $22.85                $21.08                 $18.12
                                                                  ------                ------                 ------

Income (loss) from investment operations:
 Net investment loss........................................       (0.28)                (0.45)                 (0.24)
 Net realized and unrealized gain...........................        7.69                  2.22                   3.20
                                                                  ------                ------                 ------

Total income from investment operations.....................        7.41                  1.77                   2.96
                                                                  ------                ------                 ------

Less distributions from net realized gain...................       (2.90)                   --                     --
                                                                  ------                ------                 ------

Net asset value, end of period..............................      $27.36                $22.85                 $21.08
                                                                  ======                ======                 ======

TOTAL RETURN+...............................................       23.12%(1)              8.35%                 16.39%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        2.23%(2)(3)           2.26%(3)               2.29%(2)
Net investment loss.........................................       (2.16)%(2)(3)         (2.16)%(3)             (2.10)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $4,642                $2,662                   $923

Portfolio turnover rate.....................................          41%(1)                51%                    61%(1)

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                           FOR THE PERIOD
                                                                FOR THE SIX          FOR THE YEAR          JULY 28, 1997*
                                                               MONTHS ENDED              ENDED                 THROUGH
                                                              AUGUST 31, 1999      FEBRUARY 28, 1999      FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $23.20                $21.21                 $18.12
                                                                  ------                ------                 ------

Income (loss) from investment operations:
 Net investment loss........................................       (0.36)                (0.24)                 (0.12)
 Net realized and unrealized gain...........................        8.00                  2.23                   3.21
                                                                  ------                ------                 ------

Total income from investment operations.....................        7.64                  1.99                   3.09
                                                                  ------                ------                 ------

Less distributions from net realized gain...................       (2.90)                   --                     --
                                                                  ------                ------                 ------

Net asset value, end of period..............................      $27.94                $23.20                 $21.21
                                                                  ======                ======                 ======

TOTAL INVESTMENT RETURN+....................................       23.77%(1)              9.38%                 17.05%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.23%(2)(3)           1.26%(3)               1.27%(2)
Net investment loss.........................................       (1.16)%(2)(3)         (1.16)%(3)             (1.10)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $2,042                   $13                    $12

Portfolio turnover rate.....................................          41%(1)                51%(1)                 61%(1)

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Christopher J. Ainley
Vice President

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
TCW Funds Management, Inc.
805 South Figueroa Street, Suite 1800
Los Angeles, CA 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
SMALL CAP
GROWTH FUND

Semiannual Report
August 31, 1999